Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 39,812	$ 37,534	$ 33,087
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	5,017	5,032	4,836
Net (gain) loss on sale of other real estate owned	(509)	364	478
Writedown of other real estate owned	2,166	1,059	3,454
Provision for loan losses	7,000	12,000	18,750
Deferred tax (benefit) expense	(1,426)	1,440	(2,336)
Stock based compensation expense	378	405	287
Net gain on sale of bank premises and equipment	(16)	(3)	(4)
Net gain on securities transactions	(1,622)	(2,161)	(1,428)
Decrease (increase) in taxes receivable	(38)	1,390	473
Decrease (increase) in interest receivable	554	2,200	(774)
Increase (decrease) in interest payable	19	(313)	(311)
Decrease (increase) in other assets	7,047	(2,780)	4,614
Increase in accrued expenses and other liabilities	4,577	2,462	192
Total adjustments	23,147	21,095	28,231
Net cash provided by operating activities	62,959	58,629	61,318
Cash flows from investing activities:
Proceeds from sales and calls of securities available for sale	417,204	1,204,250	1,171,945
Purchases of securities available for sale	(416,617)	(1,199,986)	(1,207,157)
Proceeds from maturities of securities available for sale	13,060	2,462	20,243
Proceeds from calls and maturities of held to maturity securities	57,211	83,165	87,320
Purchases of held to maturity securities	0	(10,303)	(111,896)
Purchases of Federal Reserve Bank and Federal Home Loan Bank stock	(868)	(628)	(2,143)
Proceeds from redemptions of Federal Reserve Bank and Federal Home Loan Bank stock	0	0	53
Net increase in loans	(243,937)	(190,843)	(188,776)
Proceeds from dispositions of other real estate owned	10,967	9,760	9,013
Proceeds from dispositions of bank premises and equipment	16	3	7
Purchases of bank premises and equipment	(6,381)	(4,265)	(5,213)
Net cash used in investing activities	(169,345)	(106,385)	(226,604)
Cash flows from financing activities:
Net increase in deposits	122,878	68,220	181,886
Net increase in short-term borrowings	44,316	12,283	22,948
Proceeds from exercise of stock options and related tax benefits	36	0	0
Proceeds from sales of treasury stock	2,908	2,913	2,900
Net proceeds from common stock offering	0	0	67,578
Dividends paid	(24,724)	(24,587)	(21,333)
Net cash provided by (used in) financing activities	145,414	58,829	253,979
Net increase in cash and cash equivalents	39,028	11,073	88,693
Cash and cash equivalents at beginning of period	544,016	532,943	444,250
Cash and cash equivalents at end of period	583,044	544,016	532,943
Cash paid during the year for:
Interest paid	15,264	20,288	26,555
Income taxes paid	23,821	21,052	18,824
Non cash investing and financing activities:
Transfer of loans to real estate owned	12,648	14,623	10,794
Transfer of building to other assets	3,189	0	0
Increase in dividends payable	34	34	1,069
Change in unrealized gain (loss) on securities available for sale - gross of deferred taxes	(36,313)	7,939	7,634
Change in deferred tax effect on unrealized gain (loss) on securities available for sale, net of reclassification adjustment	14,480	(3,166)	(3,045)
Amortization of net actuarial loss and prior service credit on pension and post retirement plans, gross of deferred taxes	205	44	(177)
Change in deferred tax effect of amortization of net actuarial loss and prior service credit on pension and post retirement plans	(82)	(18)	72
Change in overfunded position in pension and post retirement plans arising during the year	10,559	(1,244)	(4,753)
Deferred tax effect of change in overfunded position of pension and post retirement benefit plans (ASC 715)	$ (4,210)	$ 496	$ 1,895